SCHEDULE OF FIXED ASSETS (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Less depreciation and amortization	$ (113,043)	$ (32,886)	$ (2,747)
Total fixed assets, net	5,250,851	853,940	49,028
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets, gross	$ 16,067	$ 15,017	15,017
Useful lives	7 years	7 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets, gross	$ 21,517
Useful lives	5 years	5 years
Computer Equipment [Member] | Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets, gross		$ 3,782	5,631
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets, gross		$ 5,000	5,000
Useful lives		5 years
Software Development [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets, gross	$ 6,536	$ 6,536	26,127
Useful lives	3 years	3 years
Assets Property Placed into Service [Member]
Property, Plant and Equipment [Line Items]
Useful lives		40 years
Assets Property Placed into Service [Member] | Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets, gross		$ 856,491
Property Placedinto Service [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets, gross	$ 4,770,905	856,491
Useful lives	40 years
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets, gross	$ 102,186
Useful lives	15 years
Site Developments [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets, gross	$ 408,558
Useful lives	40 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets, gross	$ 38,125
Useful lives	5 years